UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Chief Legal Officer

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth
Enhanced Index Fund

November 30, 2007

1.859523.100

GEI-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.1%
Autoliv, Inc.	735	$ 42,924
Automobiles - 0.0%
Thor Industries, Inc.	595	20,974
Diversified Consumer Services - 1.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	3,250	248,690
ITT Educational Services, Inc. (a)	1,575	178,196
Sotheby's Class A (ltd. vtg.)	1,920	71,904
		498,790
Hotels, Restaurants & Leisure - 1.8%
Choice Hotels International, Inc.	2,290	79,349
Darden Restaurants, Inc.	4,120	163,935
Marriott International, Inc. Class A	2,000	75,000
McDonald's Corp.	1,970	115,186
Wendy's International, Inc.	4,280	119,968
Yum! Brands, Inc.	3,905	145,071
		698,509
Household Durables - 0.4%
Black & Decker Corp.	1,045	86,369
NVR, Inc. (a)	107	52,644
		139,013
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	500	45,280
NutriSystem, Inc. (a)(d)	1,030	25,905
		71,185
Leisure Equipment & Products - 0.1%
Mattel, Inc.	2,350	46,953
Media - 3.6%
Comcast Corp. Class A (a)	2,490	51,145
EchoStar Communications Corp. Class A (a)	2,130	91,803
McGraw-Hill Companies, Inc.	3,106	152,442
Meredith Corp.	2,840	156,342
News Corp. Class A	11,214	236,279
Omnicom Group, Inc.	4,705	229,369
Regal Entertainment Group Class A	7,310	144,665
The Walt Disney Co.	8,463	280,548
Viacom, Inc. Class B (non-vtg.) (a)	1,395	58,618
		1,401,211
Multiline Retail - 1.2%
Dollar Tree Stores, Inc. (a)	4,209	120,630
Family Dollar Stores, Inc.	4,885	115,042
Nordstrom, Inc.	2,000	67,080
Target Corp.	2,580	154,955
		457,707
Specialty Retail - 1.8%
Aeropostale, Inc. (a)	2,961	75,654
American Eagle Outfitters, Inc.	1,970	45,093
AutoZone, Inc. (a)	725	80,932

	Shares	Value
Home Depot, Inc.	2,766	$ 78,997
J. Crew Group, Inc. (a)	1,325	63,666
Lowe's Companies, Inc.	3,550	86,656
RadioShack Corp.	5,044	93,314
Sherwin-Williams Co.	2,800	175,924
		700,236
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	1,900	124,735
Phillips-Van Heusen Corp.	570	24,179
Warnaco Group, Inc. (a)	1,045	38,561
		187,475
TOTAL CONSUMER DISCRETIONARY		4,264,977
CONSUMER STAPLES - 10.6%
Beverages - 2.9%
Anheuser-Busch Companies, Inc.	1,610	84,879
PepsiCo, Inc.	5,828	449,805
The Coca-Cola Co.	9,837	610,878
		1,145,562
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	4,104	164,529
Kroger Co.	5,900	169,625
Longs Drug Stores Corp.	2,205	116,689
Wal-Mart Stores, Inc.	10,475	501,753
Walgreen Co.	6,680	244,421
		1,197,017
Food Products - 0.7%
Corn Products International, Inc.	1,000	39,330
General Mills, Inc.	2,700	162,405
Wm. Wrigley Jr. Co.	1,310	83,840
		285,575
Household Products - 2.0%
Colgate-Palmolive Co.	1,580	126,526
Energizer Holdings, Inc. (a)	440	49,997
Kimberly-Clark Corp.	2,730	190,581
Procter & Gamble Co.	5,320	393,680
		760,784
Tobacco - 1.9%
Altria Group, Inc.	6,986	541,834
UST, Inc.	3,200	185,280
		727,114
TOTAL CONSUMER STAPLES		4,116,052
ENERGY - 6.8%
Energy Equipment & Services - 4.0%
Dresser-Rand Group, Inc. (a)	3,785	134,746
Global Industries Ltd. (a)	4,165	92,338
Grant Prideco, Inc. (a)	750	36,075
Halliburton Co.	5,580	204,284
National Oilwell Varco, Inc. (a)	3,960	269,874
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	5,785	$ 540,608
T-3 Energy Services, Inc.	640	32,262
Tidewater, Inc.	1,980	96,802
Transocean, Inc. (a)	1,045	143,468
		1,550,457
Oil, Gas & Consumable Fuels - 2.8%
Chevron Corp.	1,035	90,842
Exxon Mobil Corp.	5,785	515,791
Massey Energy Co.	800	27,160
Occidental Petroleum Corp.	2,903	202,542
Tesoro Corp.	2,530	124,425
Valero Energy Corp.	1,940	126,236
		1,086,996
TOTAL ENERGY		2,637,453
FINANCIALS - 5.7%
Capital Markets - 1.3%
Affiliated Managers Group, Inc. (a)	435	54,049
Goldman Sachs Group, Inc.	884	200,350
Merrill Lynch & Co., Inc.	1,270	76,124
Morgan Stanley	1,759	92,734
Northern Trust Corp.	566	45,840
optionsXpress Holdings, Inc.	550	16,726
		485,823
Commercial Banks - 0.2%
Wachovia Corp.	1,575	67,725
Consumer Finance - 0.9%
American Express Co.	4,788	282,396
Discover Financial Services	1,385	24,057
First Marblehead Corp.	1,400	42,014
		348,467
Diversified Financial Services - 0.6%
CME Group, Inc.	150	98,790
JPMorgan Chase & Co.	2,620	119,524
		218,314
Insurance - 1.3%
Philadelphia Consolidated Holdings Corp. (a)	3,715	158,185
Principal Financial Group, Inc.	1,360	89,066
Prudential Financial, Inc.	1,030	96,964
The Chubb Corp.	1,255	68,460
The Travelers Companies, Inc.	1,855	98,519
		511,194
Real Estate Investment Trusts - 0.8%
ProLogis Trust	2,030	132,803
Rayonier, Inc.	1,075	49,859
Taubman Centers, Inc.	2,760	147,743
		330,405

	Shares	Value
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	3,810	$ 90,488
Jones Lang LaSalle, Inc.	1,390	116,857
		207,345
Thrifts & Mortgage Finance - 0.1%
Freddie Mac	784	27,495
TOTAL FINANCIALS		2,196,768
HEALTH CARE - 17.0%
Biotechnology - 3.1%
Amgen, Inc. (a)	5,275	291,444
Biogen Idec, Inc. (a)	1,320	97,838
Celgene Corp. (a)	1,250	76,938
Cephalon, Inc. (a)	1,500	112,380
Genentech, Inc. (a)	1,350	102,938
Genzyme Corp. (a)	2,200	164,846
Gilead Sciences, Inc. (a)	5,120	238,285
ImClone Systems, Inc. (a)	1,400	63,126
OSI Pharmaceuticals, Inc. (a)	1,161	54,137
		1,201,932
Health Care Equipment & Supplies - 2.3%
ArthroCare Corp. (a)	460	24,900
Baxter International, Inc.	6,405	383,467
Edwards Lifesciences Corp. (a)	875	43,269
Kinetic Concepts, Inc. (a)	3,045	178,559
Medtronic, Inc.	2,475	125,854
Mentor Corp. (d)	2,160	81,194
Zimmer Holdings, Inc. (a)	900	58,257
		895,500
Health Care Providers & Services - 4.6%
Aetna, Inc.	1,290	72,085
AmerisourceBergen Corp.	1,775	80,532
Coventry Health Care, Inc. (a)	2,880	166,694
Express Scripts, Inc. (a)	4,531	306,975
Humana, Inc. (a)	2,582	198,891
Laboratory Corp. of America Holdings (a)	1,770	128,626
McKesson Corp.	3,625	241,896
Medco Health Solutions, Inc. (a)	900	89,991
UnitedHealth Group, Inc.	3,735	205,425
WellPoint, Inc. (a)	3,310	278,735
		1,769,850
Life Sciences Tools & Services - 1.1%
Invitrogen Corp. (a)	1,250	121,263
Varian, Inc. (a)	1,285	90,014
Waters Corp. (a)	2,925	228,267
		439,544
Pharmaceuticals - 5.9%
Abbott Laboratories	8,190	471,007
Bristol-Myers Squibb Co.	6,470	191,706
Eli Lilly & Co.	5,410	286,460
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	6,740	$ 456,568
Merck & Co., Inc.	7,290	432,734
Pfizer, Inc.	2,165	51,440
Schering-Plough Corp.	10,720	335,536
Wyeth	1,220	59,902
		2,285,353
TOTAL HEALTH CARE		6,592,179
INDUSTRIALS - 11.3%
Aerospace & Defense - 4.3%
General Dynamics Corp.	500	44,390
Goodrich Corp.	1,040	74,142
Honeywell International, Inc.	4,180	236,672
L-3 Communications Holdings, Inc.	1,570	173,721
Lockheed Martin Corp.	3,135	346,950
Northrop Grumman Corp.	500	39,395
Precision Castparts Corp.	700	103,138
Raytheon Co.	2,115	130,813
The Boeing Co.	3,845	355,816
United Technologies Corp.	2,030	151,783
		1,656,820
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	4,259	313,803
Airlines - 0.6%
Continental Airlines, Inc. Class B (a)	2,695	75,864
Delta Air Lines, Inc. (a)	5,800	114,608
Republic Airways Holdings, Inc. (a)	1,245	25,000
		215,472
Building Products - 0.1%
Lennox International, Inc.	700	23,688
Commercial Services & Supplies - 0.1%
Equifax, Inc.	1,585	59,010
Construction & Engineering - 0.4%
EMCOR Group, Inc. (a)	3,750	99,900
Foster Wheeler Ltd. (a)	317	47,233
Perini Corp. (a)	400	21,276
		168,409
Electrical Equipment - 1.7%
Acuity Brands, Inc.	2,100	82,929
Emerson Electric Co.	7,165	408,548
Rockwell Automation, Inc.	2,415	163,954
		655,431
Industrial Conglomerates - 1.1%
3M Co.	2,600	216,476
General Electric Co.	5,800	222,082
		438,558
Machinery - 1.4%
Caterpillar, Inc.	2,700	194,130

	Shares	Value
Eaton Corp.	1,355	$ 121,015
Gardner Denver, Inc. (a)	1,110	36,752
Manitowoc Co., Inc.	4,440	194,694
		546,591
Road & Rail - 0.4%
Con-way, Inc.	1,210	51,159
Norfolk Southern Corp.	1,925	98,579
		149,738
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	1,925	169,978
TOTAL INDUSTRIALS		4,397,498
INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 3.6%
ADC Telecommunications, Inc. (a)	5,310	87,934
Adtran, Inc.	1,200	26,028
Cisco Systems, Inc. (a)	30,025	841,301
Corning, Inc.	2,130	51,738
Harris Corp.	900	56,493
QUALCOMM, Inc.	7,960	324,609
		1,388,103
Computers & Peripherals - 8.0%
Apple, Inc. (a)	4,640	845,501
Dell, Inc. (a)	14,265	350,063
EMC Corp. (a)	15,380	296,373
Hewlett-Packard Co.	12,920	660,987
International Business Machines Corp.	6,860	721,535
Network Appliance, Inc. (a)	3,597	88,882
Seagate Technology	1,500	38,685
Teradata Corp. (a)	3,660	95,014
		3,097,040
Electronic Equipment & Instruments - 0.9%
AVX Corp.	8,840	126,677
Mettler-Toledo International, Inc. (a)	1,855	215,848
		342,525
Internet Software & Services - 2.6%
eBay, Inc. (a)	9,545	320,044
Google, Inc. Class A (sub. vtg.) (a)	945	654,885
Yahoo!, Inc. (a)	1,795	48,124
		1,023,053
IT Services - 2.0%
Accenture Ltd. Class A	4,315	149,126
Automatic Data Processing, Inc.	1,750	78,855
CheckFree Corp. (a)	250	11,900
DST Systems, Inc. (a)	1,596	135,261
Electronic Data Systems Corp.	2,530	51,258
Fiserv, Inc. (a)	1,440	73,915
The Western Union Co.	10,825	244,645
Total System Services, Inc.	1,690	47,388
		792,348
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 4.6%
Amkor Technology, Inc. (a)	9,368	$ 77,192
Applied Materials, Inc.	10,450	196,774
Integrated Device Technology, Inc. (a)	2,500	30,325
Intel Corp.	29,245	762,710
Lam Research Corp. (a)	2,925	134,111
Linear Technology Corp.	2,305	70,210
National Semiconductor Corp.	7,753	177,234
Novellus Systems, Inc. (a)	4,376	113,820
Texas Instruments, Inc.	6,745	212,940
		1,775,316
Software - 6.1%
Adobe Systems, Inc. (a)	2,824	119,003
BMC Software, Inc. (a)	5,965	197,322
Cadence Design Systems, Inc. (a)	6,790	112,714
McAfee, Inc. (a)	5,145	200,398
Microsoft Corp.	43,035	1,445,976
Oracle Corp. (a)	14,525	293,115
		2,368,528
TOTAL INFORMATION TECHNOLOGY		10,786,913
MATERIALS - 3.4%
Chemicals - 1.9%
Celanese Corp. Class A	2,730	108,326
E.I. du Pont de Nemours & Co.	575	26,536
Lubrizol Corp.	2,415	154,898
Monsanto Co.	4,545	451,637
Zep, Inc. (a)	1,050	13,787
		755,184
Containers & Packaging - 0.6%
Crown Holdings, Inc. (a)	1,500	38,490
Owens-Illinois, Inc. (a)	2,365	106,165
Pactiv Corp. (a)	3,115	79,121
		223,776
Metals & Mining - 0.9%
Freeport-McMoRan Copper & Gold, Inc. Class B	2,372	234,662
Nucor Corp.	2,105	124,637
		359,299
TOTAL MATERIALS		1,338,259
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.5%
CenturyTel, Inc.	1,670	71,192
Citizens Communications Co.	9,490	123,180
		194,372

	Shares	Value
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp.	1,952	$ 30,295
Telephone & Data Systems, Inc.	2,925	182,081
		212,376
TOTAL TELECOMMUNICATION SERVICES		406,748
UTILITIES - 0.8%
Electric Utilities - 0.4%
Exelon Corp.	1,090	88,366
Pepco Holdings, Inc.	1,910	53,671
		142,037
Multi-Utilities - 0.4%
Public Service Enterprise Group, Inc.	1,610	154,141
TOTAL UTILITIES		296,178
TOTAL COMMON STOCKS (Cost $36,412,228)		37,033,025
Investment Companies - 4.0%

iShares Russell 1000 Growth Index Fund (Cost $1,518,201)	25,527	1,567,608
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 4.73% (b)	335,139	335,139
Fidelity Securities Lending Cash Central Fund, 4.78% (b)(c)	97,725	97,725
TOTAL MONEY MARKET FUNDS (Cost $432,864)		432,864
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $38,363,293)	39,033,497
NET OTHER ASSETS - (0.5)%	(190,792)
NET ASSETS - 100%	$ 38,842,705
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,252
Fidelity Securities Lending Cash Central Fund	480
Total	$ 15,732
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $38,377,864. Net unrealized appreciation aggregated $655,633, of which $2,541,821 related to appreciated investment securities and $1,886,188 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Value
Enhanced Index Fund

November 30, 2007

1.859524.100

VEI-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 6.9%
Automobiles - 0.2%
Ford Motor Co. (a)	5,515	$ 41,418
Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	2,023	80,495
McDonald's Corp.	5,471	319,889
		400,384
Household Durables - 0.2%
Black & Decker Corp.	511	42,234
Media - 3.5%
CBS Corp. Class B	5,521	151,441
Comcast Corp. Class A (a)	1,163	23,888
Meredith Corp.	1,772	97,549
News Corp. Class A	2,398	50,526
Omnicom Group, Inc.	1,901	92,674
Regal Entertainment Group Class A	2,478	49,040
The Walt Disney Co.	7,522	249,354
Time Warner, Inc.	6,966	120,233
		834,705
Multiline Retail - 0.3%
Big Lots, Inc. (a)	3,980	74,307
Specialty Retail - 1.0%
Barnes & Noble, Inc.	1,188	45,679
Gap, Inc.	8,206	167,402
Home Depot, Inc.	979	27,960
		241,041
TOTAL CONSUMER DISCRETIONARY		1,634,089
CONSUMER STAPLES - 9.3%
Beverages - 0.9%
Pepsi Bottling Group, Inc.	1,600	68,272
The Coca-Cola Co.	2,355	146,246
		214,518
Food & Staples Retailing - 2.4%
BJ's Wholesale Club, Inc. (a)	3,449	129,165
Costco Wholesale Corp.	450	30,330
CVS Caremark Corp.	2,257	90,483
Kroger Co.	4,872	140,070
Safeway, Inc.	4,088	142,262
Wal-Mart Stores, Inc.	685	32,812
		565,122
Food Products - 1.9%
General Mills, Inc.	2,846	171,187
Kraft Foods, Inc. Class A	5,289	182,735
The J.M. Smucker Co.	2,039	100,176
		454,098

	Shares	Value
Household Products - 2.2%
Kimberly-Clark Corp.	763	$ 53,265
Procter & Gamble Co.	6,273	464,202
		517,467
Tobacco - 1.9%
Altria Group, Inc.	3,048	236,403
Reynolds American, Inc.	2,236	156,565
UST, Inc.	1,064	61,606
		454,574
TOTAL CONSUMER STAPLES		2,205,779
ENERGY - 14.9%
Energy Equipment & Services - 1.0%
Global Industries Ltd. (a)	4,199	93,092
Halliburton Co.	3,232	118,324
Tidewater, Inc.	711	34,761
		246,177
Oil, Gas & Consumable Fuels - 13.9%
Anadarko Petroleum Corp.	181	10,245
Chevron Corp.	8,520	747,800
ConocoPhillips	5,336	427,093
Continental Resources, Inc.	2,008	47,831
Devon Energy Corp.	1,100	91,091
Exxon Mobil Corp.	15,726	1,402,129
Marathon Oil Corp.	2,424	135,502
Occidental Petroleum Corp.	4,505	314,314
Valero Energy Corp.	1,841	119,794
		3,295,799
TOTAL ENERGY		3,541,976
FINANCIALS - 29.0%
Capital Markets - 4.1%
Apollo Investment Corp.	2,372	42,008
Bank of New York Mellon Corp.	1,496	71,748
Bear Stearns Companies, Inc.	269	26,819
Goldman Sachs Group, Inc.	782	177,232
Lehman Brothers Holdings, Inc.	3,356	210,186
Merrill Lynch & Co., Inc.	3,615	216,683
Morgan Stanley	4,095	215,888
State Street Corp.	250	19,973
		980,537
Commercial Banks - 5.7%
BB&T Corp.	1,929	69,598
Comerica, Inc.	492	22,524
KeyCorp	1,300	34,242
National City Corp.	1,592	31,458
PNC Financial Services Group, Inc.	1,206	88,291
Regions Financial Corp.	2,341	61,873
SunTrust Banks, Inc.	637	44,660
U.S. Bancorp, Delaware	5,595	185,139
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wachovia Corp.	7,746	$ 333,078
Webster Financial Corp.	1,726	58,149
Wells Fargo & Co.	13,034	422,693
		1,351,705
Consumer Finance - 0.3%
Capital One Financial Corp.	549	29,267
Discover Financial Services	2,307	40,073
		69,340
Diversified Financial Services - 8.2%
Bank of America Corp.	15,670	722,857
Citigroup, Inc.	18,320	610,056
JPMorgan Chase & Co.	13,593	620,113
		1,953,026
Insurance - 7.6%
ACE Ltd.	924	55,283
Allstate Corp.	1,161	59,350
American International Group, Inc.	6,945	403,713
Arch Capital Group Ltd. (a)	400	27,912
Aspen Insurance Holdings Ltd.	4,321	124,445
Axis Capital Holdings Ltd.	1,700	64,838
Delphi Financial Group, Inc. Class A	1,237	47,550
Genworth Financial, Inc. Class A (non-vtg.)	1,292	33,902
Hartford Financial Services Group, Inc.	445	42,417
HCC Insurance Holdings, Inc.	3,181	97,784
MetLife, Inc.	1,377	90,317
Nationwide Financial Services, Inc. Class A (sub. vtg.)	1,109	49,639
Philadelphia Consolidated Holdings Corp. (a)	1,231	52,416
Phoenix Companies, Inc.	3,513	42,226
Platinum Underwriters Holdings Ltd.	1,437	52,192
Principal Financial Group, Inc.	800	52,392
Prudential Financial, Inc.	480	45,187
Reinsurance Group of America, Inc.	1,779	96,262
The Chubb Corp.	1,484	80,952
The Travelers Companies, Inc.	2,705	143,663
W.R. Berkley Corp.	3,021	92,382
XL Capital Ltd. Class A	631	36,932
		1,791,754
Real Estate Investment Trusts - 1.5%
Annaly Capital Management, Inc.	7,323	126,029
Hospitality Properties Trust (SBI)	2,581	94,310
Host Hotels & Resorts, Inc.	1,518	29,130
Rayonier, Inc.	1,724	79,959
Vornado Realty Trust	393	35,370
		364,798

	Shares	Value
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	1,564	$ 37,145
Jones Lang LaSalle, Inc.	948	79,698
		116,843
Thrifts & Mortgage Finance - 1.1%
Countrywide Financial Corp.	1,842	19,930
Fannie Mae	3,234	124,250
Hudson City Bancorp, Inc.	4,280	65,142
Washington Mutual, Inc.	2,364	46,098
		255,420
TOTAL FINANCIALS		6,883,423
HEALTH CARE - 8.1%
Biotechnology - 0.3%
Biogen Idec, Inc. (a)	935	69,302
Health Care Providers & Services - 2.3%
Coventry Health Care, Inc. (a)	845	48,909
Humana, Inc. (a)	1,786	137,576
McKesson Corp.	1,142	76,206
UnitedHealth Group, Inc.	1,864	102,520
WellPoint, Inc. (a)	2,001	168,504
		533,715
Pharmaceuticals - 5.5%
Eli Lilly & Co.	2,472	130,892
Johnson & Johnson	6,073	411,385
Merck & Co., Inc.	1,845	109,519
Pfizer, Inc.	23,326	554,226
Schering-Plough Corp.	1,608	50,330
Wyeth	1,030	50,573
		1,306,925
TOTAL HEALTH CARE		1,909,942
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.8%
General Dynamics Corp.	722	64,099
Honeywell International, Inc.	1,451	82,156
Lockheed Martin Corp.	1,038	114,875
Northrop Grumman Corp.	600	47,274
Raytheon Co.	2,670	165,140
The Boeing Co.	1,100	101,794
United Technologies Corp.	1,218	91,070
		666,408
Airlines - 0.2%
SkyWest, Inc.	2,252	59,250
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	9,855	112,446
Construction & Engineering - 0.6%
KBR, Inc.	3,394	135,149
Electrical Equipment - 0.5%
Thomas & Betts Corp. (a)	2,068	112,416
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 4.9%
General Electric Co.	30,383	$ 1,163,365
Tyco International Ltd.	46	1,846
		1,165,211
Machinery - 1.4%
Deere & Co.	475	81,605
Eaton Corp.	1,627	145,307
Gardner Denver, Inc. (a)	2,993	99,098
		326,010
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	560	49,448
TOTAL INDUSTRIALS		2,626,338
INFORMATION TECHNOLOGY - 3.7%
Communications Equipment - 0.5%
ADC Telecommunications, Inc. (a)	4,098	67,863
Motorola, Inc.	3,500	55,895
		123,758
Computers & Peripherals - 2.0%
EMC Corp. (a)	2,913	56,134
Hewlett-Packard Co.	2,557	130,816
International Business Machines Corp.	1,580	166,184
NCR Corp. (a)	2,512	60,137
Teradata Corp. (a)	2,405	62,434
		475,705
Electronic Equipment & Instruments - 0.6%
Avnet, Inc. (a)	2,336	80,592
Tyco Electronics Ltd.	1,758	65,732
		146,324
IT Services - 0.2%
The Western Union Co.	1,887	42,646
Semiconductors & Semiconductor Equipment - 0.4%
Integrated Device Technology, Inc. (a)	7,230	87,700
TOTAL INFORMATION TECHNOLOGY		876,133
MATERIALS - 4.3%
Chemicals - 3.1%
Celanese Corp. Class A	3,249	128,920
CF Industries Holdings, Inc.	1,487	135,287
Dow Chemical Co.	2,450	102,753
E.I. du Pont de Nemours & Co.	1,518	70,056
H.B. Fuller Co.	3,776	95,495
Lubrizol Corp.	2,015	129,242
Terra Industries, Inc.	1,884	71,178
		732,931
Containers & Packaging - 0.3%
Pactiv Corp. (a)	2,857	72,568

	Shares	Value
Metals & Mining - 0.8%
Freeport-McMoRan Copper & Gold, Inc. Class B	875	$ 86,564
Nucor Corp.	783	46,361
United States Steel Corp.	577	56,373
		189,298
Paper & Forest Products - 0.1%
International Paper Co.	860	29,025
TOTAL MATERIALS		1,023,822
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 6.2%
AT&T, Inc.	21,900	836,799
CenturyTel, Inc.	2,580	109,985
Verizon Communications, Inc.	12,410	536,236
		1,483,020
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp.	7,493	116,291
TOTAL TELECOMMUNICATION SERVICES		1,599,311
UTILITIES - 5.8%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	1,272	60,636
Duke Energy Corp.	5,972	118,186
Edison International	3,161	176,953
FPL Group, Inc.	1,301	90,758
Portland General Electric Co.	3,970	106,277
Southern Co.	1,832	68,920
		621,730
Gas Utilities - 0.6%
Energen Corp.	2,102	133,981
Multi-Utilities - 2.6%
Alliant Energy Corp.	2,087	86,652
Dominion Resources, Inc.	3,022	142,729
MDU Resources Group, Inc.	3,688	100,646
Public Service Enterprise Group, Inc.	1,569	150,216
Sempra Energy	2,311	144,715
		624,958
TOTAL UTILITIES		1,380,669
TOTAL COMMON STOCKS (Cost $24,599,055)		23,681,482
Investment Companies - 0.1%
	Shares	Value
iShares Russell 1000 Value Index Fund (Cost $31,706)	400	$ 32,708
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $24,630,761)	23,714,190
NET OTHER ASSETS - 0.1%	28,883
NET ASSETS - 100%	$ 23,743,073
Legend
(a) Non-income producing
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,213
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $24,640,911. Net unrealized depreciation aggregated $926,721, of which $1,068,180 related to appreciated investment securities and $1,994,901 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Core
Enhanced Index Fund

November 30, 2007

1.859522.100

CEI-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Automobiles - 0.1%
Ford Motor Co. (a)	111,991	$ 841,052
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	30,802	2,356,969
Sotheby's Class A (ltd. vtg.)	36,333	1,360,671
		3,717,640
Hotels, Restaurants & Leisure - 1.4%
Darden Restaurants, Inc.	77,229	3,072,942
McDonald's Corp.	125,274	7,324,771
		10,397,713
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	16,954	1,535,354
Media - 3.1%
Comcast Corp. Class A (a)	91,326	1,875,836
News Corp. Class A	119,511	2,518,097
Omnicom Group, Inc.	72,074	3,513,608
Regal Entertainment Group Class A	123,762	2,449,250
The Walt Disney Co.	195,294	6,473,996
Time Warner, Inc.	80,492	1,389,292
Viacom, Inc. Class B (non-vtg.) (a)	121,785	5,117,406
		23,337,485
Multiline Retail - 0.5%
Big Lots, Inc. (a)	100,391	1,874,300
Family Dollar Stores, Inc.	29,266	689,214
Target Corp.	16,524	992,431
		3,555,945
Specialty Retail - 1.3%
Gap, Inc.	148,935	3,038,274
Home Depot, Inc.	61,663	1,761,095
Lowe's Companies, Inc.	27,607	673,887
RadioShack Corp.	84,299	1,559,532
Sherwin-Williams Co.	39,850	2,503,776
		9,536,564
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	40,022	2,627,444
TOTAL CONSUMER DISCRETIONARY		55,549,197
CONSUMER STAPLES - 11.0%
Beverages - 2.3%
Anheuser-Busch Companies, Inc.	43,869	2,312,774
PepsiCo, Inc.	89,315	6,893,332
The Coca-Cola Co.	138,004	8,570,048
		17,776,154
Food & Staples Retailing - 3.3%
BJ's Wholesale Club, Inc. (a)	91,296	3,419,035
Costco Wholesale Corp.	24,460	1,648,604
CVS Caremark Corp.	82,620	3,312,236
Kroger Co.	141,536	4,069,160
Safeway, Inc.	49,542	1,724,062

	Shares	Value
Sysco Corp.	62,069	$ 2,017,863
Wal-Mart Stores, Inc.	138,626	6,640,185
Walgreen Co.	54,565	1,996,533
		24,827,678
Food Products - 1.2%
General Mills, Inc.	69,500	4,180,425
Kraft Foods, Inc. Class A	86,967	3,004,710
The J.M. Smucker Co.	38,102	1,871,951
		9,057,086
Household Products - 2.2%
Colgate-Palmolive Co.	28,278	2,264,502
Kimberly-Clark Corp.	24,504	1,710,624
Procter & Gamble Co.	171,068	12,659,032
		16,634,158
Tobacco - 2.0%
Altria Group, Inc.	112,388	8,716,813
Reynolds American, Inc.	56,086	3,927,142
UST, Inc.	37,602	2,177,156
		14,821,111
TOTAL CONSUMER STAPLES		83,116,187
ENERGY - 11.4%
Energy Equipment & Services - 2.6%
Grant Prideco, Inc. (a)	25,153	1,209,859
Halliburton Co.	146,834	5,375,593
National Oilwell Varco, Inc. (a)	56,097	3,823,011
Schlumberger Ltd. (NY Shares)	64,333	6,011,919
Tidewater, Inc.	19,294	943,284
Transocean, Inc. (a)	18,929	2,598,762
		19,962,428
Oil, Gas & Consumable Fuels - 8.8%
Chevron Corp.	154,690	13,577,141
ConocoPhillips	89,444	7,159,098
Continental Resources, Inc.	55,355	1,318,556
Devon Energy Corp.	11,308	936,415
Exxon Mobil Corp.	329,579	29,385,265
Marathon Oil Corp.	38,733	2,165,175
Occidental Petroleum Corp.	98,608	6,879,880
Valero Energy Corp.	71,744	4,668,382
		66,089,912
TOTAL ENERGY		86,052,340
FINANCIALS - 16.3%
Capital Markets - 3.4%
Apollo Investment Corp.	80,895	1,432,650
Bank of New York Mellon Corp.	49,117	2,355,651
Goldman Sachs Group, Inc.	31,617	7,165,677
Lehman Brothers Holdings, Inc.	72,604	4,547,189
Merrill Lynch & Co., Inc.	62,036	3,718,438
Morgan Stanley	76,915	4,054,959
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Northern Trust Corp.	10,871	$ 880,442
State Street Corp.	21,743	1,737,048
		25,892,054
Commercial Banks - 2.3%
Comerica, Inc.	7,042	322,383
KeyCorp	22,670	597,128
PNC Financial Services Group, Inc.	19,997	1,463,980
Regions Financial Corp.	31,957	844,624
SunTrust Banks, Inc.	12,257	859,338
U.S. Bancorp, Delaware	88,445	2,926,645
Wachovia Corp.	104,466	4,492,038
Wells Fargo & Co.	189,475	6,144,674
		17,650,810
Consumer Finance - 0.6%
American Express Co.	65,727	3,876,578
Discover Financial Services	49,539	860,492
		4,737,070
Diversified Financial Services - 4.4%
Bank of America Corp.	266,363	12,287,325
Citigroup, Inc.	279,053	9,292,465
JPMorgan Chase & Co.	252,253	11,507,782
		33,087,572
Insurance - 4.4%
ACE Ltd.	39,926	2,388,773
AFLAC, Inc.	27,183	1,702,742
American International Group, Inc.	107,745	6,263,217
Arch Capital Group Ltd. (a)	40,411	2,819,880
Hartford Financial Services Group, Inc.	29,192	2,782,581
MetLife, Inc.	40,996	2,688,928
Nationwide Financial Services, Inc. Class A (sub. vtg.)	27,112	1,213,533
Principal Financial Group, Inc.	14,130	925,374
Prudential Financial, Inc.	13,212	1,243,778
The Chubb Corp.	72,993	3,981,768
The Travelers Companies, Inc.	49,029	2,603,930
W.R. Berkley Corp.	84,207	2,575,050
XL Capital Ltd. Class A	30,329	1,775,156
		32,964,710
Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	47,700	820,917
ProLogis Trust	34,001	2,224,345
		3,045,262
Real Estate Management & Development - 0.4%
CB Richard Ellis Group, Inc. Class A (a)	59,092	1,403,435
Jones Lang LaSalle, Inc.	14,154	1,189,927
		2,593,362
Thrifts & Mortgage Finance - 0.4%
Fannie Mae	53,252	2,045,942

	Shares	Value
Freddie Mac	11,296	$ 396,151
Washington Mutual, Inc.	15,864	309,348
		2,751,441
TOTAL FINANCIALS		122,722,281
HEALTH CARE - 12.5%
Biotechnology - 0.6%
Amgen, Inc. (a)	44,369	2,451,387
Gilead Sciences, Inc. (a)	41,639	1,937,879
		4,389,266
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	89,410	5,352,977
Kinetic Concepts, Inc. (a)	19,897	1,166,760
Medtronic, Inc.	25,227	1,282,793
		7,802,530
Health Care Providers & Services - 3.4%
Aetna, Inc.	74,999	4,190,944
Coventry Health Care, Inc. (a)	31,234	1,807,824
Express Scripts, Inc. (a)	57,697	3,908,972
Humana, Inc. (a)	59,839	4,609,398
McKesson Corp.	40,105	2,676,207
UnitedHealth Group, Inc.	62,076	3,414,180
WellPoint, Inc. (a)	62,486	5,261,946
		25,869,471
Life Sciences Tools & Services - 0.8%
Invitrogen Corp. (a)	41,742	4,049,391
Waters Corp. (a)	19,795	1,544,802
		5,594,193
Pharmaceuticals - 6.7%
Abbott Laboratories	73,469	4,225,202
Bristol-Myers Squibb Co.	100,054	2,964,600
Eli Lilly & Co.	103,201	5,464,493
Johnson & Johnson	156,686	10,613,910
Merck & Co., Inc.	140,450	8,337,112
Pfizer, Inc.	440,174	10,458,534
Schering-Plough Corp.	146,818	4,595,403
Warner Chilcott Ltd. (a)	66,618	1,215,779
Wyeth	48,231	2,368,142
		50,243,175
TOTAL HEALTH CARE		93,898,635
INDUSTRIALS - 11.1%
Aerospace & Defense - 3.7%
General Dynamics Corp.	9,453	839,237
Honeywell International, Inc.	104,346	5,908,071
Lockheed Martin Corp.	49,211	5,446,181
Northrop Grumman Corp.	4,670	367,949
Raytheon Co.	65,486	4,050,309
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	71,018	$ 6,572,006
United Technologies Corp.	57,696	4,313,930
		27,497,683
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	62,343	4,593,432
Airlines - 0.2%
SkyWest, Inc.	49,270	1,296,294
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)	264,209	3,014,625
Deluxe Corp.	64,014	2,022,202
		5,036,827
Construction & Engineering - 0.4%
KBR, Inc.	80,683	3,212,797
Electrical Equipment - 0.8%
Emerson Electric Co.	109,570	6,247,681
Industrial Conglomerates - 3.4%
3M Co.	52,059	4,334,432
General Electric Co.	547,842	20,976,870
		25,311,302
Machinery - 1.0%
Caterpillar, Inc.	53,555	3,850,605
Deere & Co.	4,708	808,834
Eaton Corp.	24,449	2,183,540
Gardner Denver, Inc. (a)	25,587	847,186
		7,690,165
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	29,374	2,593,724
TOTAL INDUSTRIALS		83,479,905
INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	428,395	12,003,628
QUALCOMM, Inc.	65,416	2,667,664
		14,671,292
Computers & Peripherals - 5.0%
Apple, Inc. (a)	60,278	10,983,857
Dell, Inc. (a)	84,585	2,075,716
EMC Corp. (a)	53,288	1,026,860
Hewlett-Packard Co.	207,981	10,640,308
International Business Machines Corp.	105,865	11,134,881
NCR Corp. (a)	31,750	760,095
Teradata Corp. (a)	31,673	822,231
		37,443,948
Electronic Equipment & Instruments - 0.4%
Mettler-Toledo International, Inc. (a)	15,312	1,781,704
Tyco Electronics Ltd.	30,133	1,126,673
		2,908,377

	Shares	Value
Internet Software & Services - 1.5%
eBay, Inc. (a)	143,935	$ 4,826,141
Google, Inc. Class A (sub. vtg.) (a)	9,436	6,539,148
		11,365,289
IT Services - 0.9%
Mastercard, Inc. Class A	18,339	3,679,720
The Western Union Co.	142,532	3,221,223
		6,900,943
Office Electronics - 0.2%
Xerox Corp.	80,188	1,353,573
Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	309,773	8,078,880
Lam Research Corp. (a)	51,993	2,383,879
National Semiconductor Corp.	84,426	1,929,978
NVIDIA Corp. (a)	27,003	851,675
Texas Instruments, Inc.	63,754	2,012,714
		15,257,126
Software - 4.1%
BMC Software, Inc. (a)	107,711	3,563,080
Cadence Design Systems, Inc. (a)	111,733	1,854,768
McAfee, Inc. (a)	31,202	1,215,318
Microsoft Corp.	521,331	17,516,722
Oracle Corp. (a)	336,725	6,795,111
		30,944,999
TOTAL INFORMATION TECHNOLOGY		120,845,547
MATERIALS - 3.2%
Chemicals - 1.9%
Celanese Corp. Class A	89,164	3,538,028
Dow Chemical Co.	26,272	1,101,848
Lubrizol Corp.	49,005	3,143,181
Monsanto Co.	67,042	6,661,964
		14,445,021
Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold, Inc. Class B	42,137	4,168,613
Nucor Corp.	55,429	3,281,951
United States Steel Corp.	25,676	2,508,545
		9,959,109
TOTAL MATERIALS		24,404,130
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.5%
AT&T, Inc.	328,338	12,545,795
CenturyTel, Inc.	70,432	3,002,516
Qwest Communications International, Inc. (a)	131,808	873,887
Verizon Communications, Inc.	220,633	9,533,552
		25,955,750
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp.	145,397	$ 2,256,561
TOTAL TELECOMMUNICATION SERVICES		28,212,311
UTILITIES - 2.6%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	20,920	997,256
Edison International	70,808	3,963,832
FPL Group, Inc.	42,525	2,966,544
Southern Co.	11,391	428,529
		8,356,161
Independent Power Producers & Energy Traders - 0.3%
Mirant Corp. (a)	48,448	1,869,608
Multi-Utilities - 1.2%
Dominion Resources, Inc.	51,724	2,442,925
Public Service Enterprise Group, Inc.	35,322	3,381,728
Sempra Energy	55,333	3,464,952
		9,289,605
TOTAL UTILITIES		19,515,374
TOTAL COMMON STOCKS (Cost $729,745,496)		717,795,907
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.49% to 3.88% 12/27/07 (c) (Cost $1,914,804)	$ 1,920,000	1,915,392
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 4.73% (b) (Cost $31,781,344)	31,781,344	31,781,344
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $763,441,644)	751,492,643
NET OTHER ASSETS - 0.3%	2,006,775
NET ASSETS - 100%	$ 753,499,418
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
85 S&P 500 Index Contracts	Dec. 2007	$ 31,528,625	$ 1,091,173
44 S&P 500 E-Mini Index Contracts	Dec. 2007	3,264,140	11,583
TOTAL EQUITY INDEX CONTRACTS		$ 34,792,765	$ 1,102,756

The face value of futures purchased as a percentage of net assets - 4.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,556,256.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 255,207
Fidelity Securities Lending Cash Central Fund	488
Total	$ 255,695
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $764,432,940. Net unrealized depreciation aggregated $12,940,297, of which $20,200,954 related to appreciated investment securities and $33,141,251 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	January 29, 2008
By:	/s/Kathleen A. Tucker
Kathleen A. Tucker
Chief Financial Officer

Date:	January 29, 2008